RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Seamless Group Inc. [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

3 Restatement of previously issued financial statements

In connection with the preparation of the financial statements, management identified that there is cryptocurrency, XRP, kept in the company’s crypto wallet under the bailment arrangement. Under the SAB 121, management considered that the Company has an obligation to safeguard its customers’ crypto assets. This has result in the company not recognising the safeguarding assets and safeguarding liabilities in the consolidated balance sheets as at December 31, 2022 and presentation in consolidated statements of cash flows as of December 31, 2022.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the changes and has determined that the related impacts were material to previously presented financial statements.

The following tables summarize the effect of the restatement on each financial statement line item as of the date, and for the periods indicated.

	December 31, 2022
	Previously Reported	Adjustments	As Restated
	US$	US$	US$
Consolidated Balance Sheets as of December 31, 2022
Prepayments, receivables and other assets	31,776,196	5,787,354	37,563,550
Accounts payable, accruals and other payables	53,159,031	5,787,354	58,946,385

Consolidated Statement of Cash Flows for the year ended December 31, 2022
Prepayments, receivables and other assets	(8,433,545)	2,636,855	(5,796,690)
Accounts payable, accruals and other payables	(9,612,845)	(2,636,855)	(12,249,700)

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS